As filed with the Securities and Exchange Commission on May 11, 2015
File Nos. 333-57548 and 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	38	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	39	[X]

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

(800) 688-8257
(Registrant’s Telephone Number, including Area Code)

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq. Godfrey & Kahn S.C. 780 North Water Street Milwaukee, Wisconsin 53202 (414) 273-3500	Rachel A. Spearo U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202 (414) 765-5384

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 38 hereby incorporates Parts A, B and C from the Fund’s PEA No. 37 on Form N 1A filed May 5, 2015.  This PEA No. 38 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 37.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 38 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 11th day of May, 2015.

USA MUTUALS (Registrant)

By:     /s/ Jerry Szilagyi*
Jerry Szilagyi
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 38 to its Registration Statement has been signed below on May 11, 2015, by the following persons in the capacities indicated.

/s/ Jerry Szilagyi* Jerry Szilagyi	President

/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee

/s/ Dr. Michael D. Akers** Dr. Michael D. Akers	Independent Trustee

/s/ Gary A. Drska** Gary A. Drska	Independent Trustee

* By /s/ Joseph C. Neuberger
Joseph C. Neuberger
Trustee and Chairperson

*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 7, 2011, and is incorporated by reference.

**Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A with the SEC on May 29, 2013, and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE